LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
	December 31, 2023 US$’000	December 31, 2022 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	1,694	1,631
Sale and leaseback liabilities	-	45

	1,694	1,676
Non-Current liabilities
Lease liabilities related to Right of Use assets	10,872	12,267

Schedule of Finance Lease Liabilities Payable
	December 31, 2023 US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	2,221	577	1,644
In more than one year, but not more than two	2,243	498	1,745
In more than two years but not more than five	5,442	1,017	4,425
More than five years	5,400	648	4,752

	15,306	2,740	12,566

	December 31, 2022 US$’000			December 31, 2022 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,249	618	1,631	46	1	45
In more than one year, but not more than two	2,240	561	1,679	-	-	-
In more than two years but not more than five	5,739	1,217	4,522	-	-	-
more than five years	6,968	902	6,066	-	-	-

	17,196	3,298	13,898	46	1	45